Debt and Capital Structure - Schedule Remaining Principal Amounts of U.S. Dollar Denominated Unsecured Notes (Detail) $ in Millions, $ in Millions	Jan. 10, 2022	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Oct. 31, 2021	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)
Disclosure of detailed information about borrowings [line items]
Total debt principal		$ 7,400			$ 5,900
Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Total debt principal		7,385	$ 12,113		5,898	$ 7,510
Long-Term Debt | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total debt principal		7,385	9,363		5,898	7,510
3.95% due April 15, 2022 | Long-Term Debt | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Long-term debt, interest rate				3.95%
3.00% due August 15, 2022 | Long-Term Debt | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total debt principal		$ 0	$ 0		500	637
Long-term debt, interest rate		3.00%	3.00%
3.80% due September 15, 2023 | Long-Term Debt | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total debt principal		$ 115	$ 146		450	573
Long-term debt, interest rate	3.80%	3.80%	3.80%
4.00% due April 15, 2024 | Long-Term Debt | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total debt principal		$ 269	$ 341		0	0
Long-term debt, interest rate	4.00%	4.00%	4.00%	4.00%
5.38% due July 15, 2025 | Long-Term Debt | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total debt principal		$ 666	$ 844		1,000	1,273
Long-term debt, interest rate		5.38%	5.38%
4.25% due April 15, 2027 | Long-Term Debt | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total debt principal		$ 962	$ 1,220		962	1,225
Long-term debt, interest rate		4.25%	4.25%
4.40% due April 15, 2029 | Long-Term Debt | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total debt principal		$ 750	$ 951		0	0
Long-term debt, interest rate		4.40%	4.40%
2.65% due January 15, 2032 | Long-Term Debt | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total debt principal		$ 500	$ 634		0	0
Long-term debt, interest rate		2.65%	2.65%
5.25% due June 15, 2037 | Long-Term Debt | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total debt principal		$ 583	$ 739		583	742
Long-term debt, interest rate		5.25%	5.25%
6.80% due September 15, 2037 | Long-Term Debt | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total debt principal		$ 387	$ 490		0	0
Long-term debt, interest rate		6.80%	6.80%
6.75% due November 15, 2039 | Long-Term Debt | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total debt principal		$ 1,390	$ 1,763		1,390	1,770
Long-term debt, interest rate		6.75%	6.75%
4.45% due September 15, 2042 | Long-Term Debt | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total debt principal		$ 155	$ 197		155	198
Long-term debt, interest rate		4.45%	4.45%
5.20% due September 15, 2043 | Long-Term Debt | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total debt principal		$ 58	$ 73		58	74
Long-term debt, interest rate		5.20%	5.20%
5.40% due June 15, 2047 | Long-Term Debt | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total debt principal		$ 800	$ 1,014		800	1,018
Long-term debt, interest rate		5.40%	5.40%
3.75% due February 15, 2052 | Long-Term Debt | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total debt principal		$ 750	$ 951		$ 0	$ 0
Long-term debt, interest rate		3.75%	3.75%